UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sptember 30, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA  15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        November 14, 2008

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         63

Form 13F Information Table Value Total:         $844,900,244

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Acergy S.A.                  Com    00443E104     1,546,494    153,727  Sole                 0   153,727
American Axle & Mfg. Holding Com    024061103     1,554,941    290,101  Sole                 0   290,101
American Eagle Outfitters    Com    02553E106    10,348,589    678,596  Sole           413,400   265,196
American Express Company     Com    025816109    31,374,222    885,527  Sole           761,000   124,527
American International Group Com    026874107     3,799,572  1,141,013  Sole         1,012,300   128,713
Armstrong World Industries I Com    04247X102    22,461,485    777,214  Sole           510,100   267,114
Bank of New York Mellon Corp Com    064058100    13,613,945    417,862  Sole           356,980    60,882
Barrick Gold Corp.           Com    067901108     7,434,156    202,345  Sole                 0   202,345
Calamp Corp.                 Com    128126109     2,767,512  2,096,600  Sole         2,096,600         0
Capital One Financial        Com    14040H105    26,887,863    527,213  Sole           306,700   220,513
Charming Shoppes Inc         Com    161133103    27,398,939  5,603,055  Sole         3,334,500 2,268,555
Cisco Systems                Com    17275R102    37,578,303  1,665,705  Sole         1,171,100   494,605
Cooper Tire & Rubber         Com    216831107    16,814,687  1,955,196  Sole         1,321,200   633,996
Corning Inc.                 Com    219350105    29,785,238  1,904,427  Sole         1,527,600   376,827
Coventry Health Care Inc.    Com    222862104     9,496,853    291,762  Sole           166,500   125,262
Dana Holding Corp            Com    235825205     7,909,499  1,634,194  Sole         1,048,800   585,394
Dell Inc.                    Com    24702R101     6,054,752    367,400  Sole           367,400         0
Direct TV Group              Com    25459L106    46,857,906  1,789,836  Sole         1,303,100   486,736
Domtar Inc.                  Com    257559104     5,651,077  1,228,495  Sole           684,300   544,195
Dress Barn Inc.              Com    261570105     4,826,166    315,642  Sole                 0   315,642
Eagle Materials              Com    26969P108     2,257,133    100,900  Sole           100,900         0
Ebay Inc.                    Com    278642103    53,330,598  2,382,958  Sole         1,829,100   553,858
Exxon Mobil Corp.            Com    30231G102       293,127      3,774  Sole                 0     3,774
Federated Investors Inc.     Com    314211103       497,922     17,259  Sole            17,259         0
FiberTower Corp.             Com    31567R100     6,369,480  3,407,617  Sole         2,697,252   710,365
First Marblehead Corp.       Com    320771108     3,502,969  1,406,815  Sole         1,171,700   235,115
Franklin Resources Inc.      Com    354613101     5,508,125     62,500  Sole            62,500         0
Gannett Co. Inc              Com    364730101     3,249,020    192,136  Sole                 0   192,136
General Electric             Com    369604103     7,549,169    296,046  Sole                 0   296,046
Helix Energy Solutions       Com    42330P107     4,631,702    190,762  Sole                 0   190,762
Imation Corp.                Com    45245A107       956,325     42,334  Sole                 0    42,334
JP Morgan Chase & Co.        Com    46625H100    44,536,016    953,662  Sole           750,100   203,562
Kaiser Aluminum              Com    483007704    15,661,546    364,646  Sole           223,200   141,446
LandAmerica Financial Group  Com    514936103    25,608,000  1,056,000  Sole         1,056,000         0
Lear Corporation             Com    521865105     5,128,200    488,400  Sole           488,400         0
Legg Mason Inc.              Com    524901105    24,304,660    638,588  Sole           430,800   207,788
Maxim Integrated Products In Com    57772K101    23,953,214  1,323,382  Sole           956,300   367,082
Microsoft Corp.              Com    594918104    10,478,574    392,603  Sole           156,775   235,828
Monster Worldwide Inc.       Com    611742107    15,947,736  1,069,600  Sole         1,069,600         0
Municipal Mtg & Eqty         Com    62624B101       196,231    288,575  Sole                 0   288,575
NCR Corp.                    Com    62886E108    28,809,382  1,306,548  Sole           838,500   468,048
Nokia Corp.                  Com    654902204    24,776,040  1,328,474  Sole           960,250   368,224
Noven Pharmaceutical Inc.    Com    670009109    13,707,812  1,173,614  Sole           635,800   537,814
Performance Technologies Inc Com    71376K102     7,420,224  1,694,115  Sole         1,694,115         0
Pfizer Inc.                  Com    717081103     5,178,653    280,838  Sole                 0   280,838
Plato Learning Inc.          Com    72764Y100     5,250,385  1,848,727  Sole         1,191,440   657,287
Prevu Inc.                   Com    741390108         9,464 13,146,320  Sole        12,138,140 1,008,180
Quantum Corporation          Com    747906204     1,640,536  1,562,415  Sole                 0 1,562,415
Sanofi Aventis               Com    80105N105    15,719,683    478,238  Sole           262,700   215,538
Schering Plough Corp         Com    806605101    21,888,833  1,185,102  Sole           652,900   532,202
Spectrum Control             Com    847615101       770,953    107,675  Sole                 0   107,675
Sprint Nextel                Com    852061100    52,834,006  8,661,312  Sole         7,556,000 1,105,312
Teradata Corp.               Com    88076W103     4,156,932    213,176  Sole                 0   213,176
Time Warner Inc.             Com    887317105    29,619,869  2,259,334  Sole         1,489,200   770,134
Tollgrade Communications     Com    889542106       242,836     57,818  Sole                 0    57,818
Tyco International Ltd.      Com    G9143X208       650,847     18,585  Sole                 0    18,585
United Stationers Inc        Com    913004107     4,400,360     92,000  Sole            90,900     1,100
US Bancorp                   Com    902973304     3,714,130    103,113  Sole                 0   103,113
Wal-Mart Stores              Com    931142103     8,516,812    142,208  Sole                 0   142,208
Wellpoint Inc.               Com    94973V107    17,378,469    371,573  Sole           252,900   118,673
Wells Fargo & Co             Com    949746101     5,009,880    133,490  Sole                 0   133,490
Winn-Dixie Stores            Com    974280307    19,669,779  1,415,092  Sole         1,031,700   383,392
WSFS Financial               Com    929328102     5,411,613     90,194  Sole                 0    90,194

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